Segment Information (Tables)	12 Months Ended
May 31, 2017
Segment Reporting [Abstract]
Results of Reportable Segments

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.  Information for all periods presented has been recast to reflect the current-year change in the composition of our reportable segments.

Year Ended May 31,	2017	2016	2015
(In thousands)
Net Sales
Industrial	$2,564,202	$2,491,647	$2,581,424
Specialty	713,589	684,564	409,297
Consumer	1,680,384	1,637,438	1,603,829
Total	$4,958,175	$4,813,649	$4,594,550
Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$243,335	$257,180	$251,903
Interest (Expense), Net (b)	(7,985)	(6,071)	(8,282)
EBIT (c)	$251,320	$263,251	$260,185
Specialty
Income Before Income Taxes (a)	$107,904	$107,546	$63,434
Interest (Expense), Net (b)	526	814	626
EBIT (c)	$107,378	$106,732	$62,808
Consumer
Income Before Income Taxes (a)	$58,726	$268,218	$274,001
Interest (Expense), Net (b)	(323)	40	34
EBIT (c)	$59,049	$268,178	$273,967
Corporate/Other
(Expense) Before Income Taxes (a)	$(165,632)	$(149,478)	$(136,085)
Interest (Expense), Net (b)	(75,188)	(76,101)	(61,416)
EBIT (c)	$(90,444)	$(73,377)	$(74,669)
Consolidated
Income Before Income Taxes (a)	$244,333	$483,466	$453,253
Interest (Expense), Net (b)	(82,970)	(81,318)	(69,038)
EBIT (c)	$327,303	$564,784	$522,291
Identifiable Assets
Industrial	$2,382,784	$2,206,062	$2,146,244
Specialty	759,822	754,757	758,020
Consumer	1,821,190	1,734,600	1,626,097
Corporate/Other	126,653	69,550	149,701
Total	$5,090,449	$4,764,969	$4,680,062
Capital Expenditures
Industrial	$65,083	$78,002	$46,975
Specialty	14,104	10,238	6,998
Consumer	45,690	27,269	29,354
Corporate/Other	1,232	1,674	2,036
Total	$126,109	$117,183	$85,363
Depreciation and Amortization
Industrial	$51,529	$47,697	$48,212
Specialty	26,453	25,646	12,619
Consumer	33,374	31,445	32,153
Corporate/Other	5,417	6,251	6,192
Total	$116,773	$111,039	$99,176

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is a non-GAAP measure, and is defined as earnings (loss) before interest and taxes.  We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations.  We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions.  EBIT should not be considered an alternative to, or more meaningful than, income before income taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness.  Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance.  We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing.  EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions

Year Ended May 31,	2017	2016	2015
(In thousands)
Net Sales (based on shipping location) (a)
United States	$3,269,400	$3,155,810	$2,856,723
Foreign
Canada	321,696	310,817	337,869
Europe	908,799	928,519	941,820
Other Foreign	458,280	418,503	458,138
Total Foreign	1,688,775	1,657,839	1,737,827
Total	$4,958,175	$4,813,649	$4,594,550
Long-Lived Assets (b)
United States	$1,738,180	$1,756,012	$1,693,288
Foreign
Canada	137,211	111,524	114,717
Europe	349,979	271,796	293,685
United Kingdom	199,415	257,935	273,118
Other Foreign	248,435	212,583	202,721
Total Foreign	935,040	853,838	884,241
Total	$2,673,220	$2,609,850	$2,577,529

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.